Fair Value Measurements - Additional Information (Detail) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Change in fair value of derivative warrant liabilities	$ (2,718,668)	$ 705,000
Class of warrants, exercise price per share				$ 11.50
Public Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Change in fair value of derivative warrant liabilities	$ 2,700,000	$ 700,000
Class of warrants, exercise price per share			$ 1.90